Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
5.
Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	5,156	—	—	5,156
	$5,156	$—	$—	$5,156
Liabilities:
Warrant liability - public warrants	$277	$—	$—	$277
Warrant liability - private placement warrants	—	476	—	476
Warrant liability - Series A penny warrants	—	—	1,480	1,480
	$277	$476	$1,480	$2,233

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,710	$—	$—	$2,710
Investments in Securities	849	64,692	—	65,541
	$3,559	$64,692	$—	$68,251
Liabilities:
Warrant liability - public warrants	$454	$—	$—	$454
Warrant liability - private placement warrants	—	780	—	780
Warrant liability - Series A penny warrants	—	—	1,780	1,780
	$454	$780	$1,780	$3,014

The fair values of government money market funds have been measured on a recurring basis using Level 1 inputs, which are based on unadjusted quoted market prices within active markets. The short-term investments, including investments in fixed income securities, have been measured using quoted pricing on active markets for Level 1 investments and inputs based on alternative pricing sources and models utilizing observable market inputs for Level 2 investments.

The fair value of the Public Warrants is classified as Level 1 due to the use of an observable market quote in an active market. The fair value of the Private Placement Warrants is classified as Level 2 due to the use of an observable market quote for the Public Warrants, which are considered to be a similar asset in an active market. The warrant liability is calculated by multiplying the quoted market price of the Company’s Public Warrants by the total number of Public Warrants and Private Placement Warrants.

The Company’s Level 3 liability consists of the Series A Penny Warrants associated with the issuance of Series A Preferred Stock. This liability has been classified as Level 3 due to the use of unobservable inputs within the valuation, namely volatility.

The fair value of the Series A Penny Warrant liability as of June 30, 2025 and December 31, 2024 was determined utilizing a Monte Carlo simulation valuation method, using the following inputs and assumptions:

$ in thousands, except for Stock price, Strike price, and share amounts	June 30, 2025
Warrant Shares	1,304,742
Aggregate Value Cap	$11,250
Stock price	$1.95
Strike price	$0.01
Term (in years)	3.7 years
Volatility	100.0%
Risk free rate	3.7%
Dividend Rate	—%

$ in thousands, except for Stock price, Strike price, and share amounts	December 31, 2024
Warrant Shares	1,274,742
Aggregate Value Cap	$11,250
Stock price	$3.15
Strike price	$0.01
Term (in years)	4.2
Volatility	100.0%
Risk free rate	4.3%
Dividend Rate	—%

The following table shows the change in the fair value of the Series A Penny Warrant liability for the six months ended June 30, 2025.

June 30, 2025
Balance as of December 31, 2024	$1,780
Issuance of Series A Penny Warrants	—
Change in fair value of Series A Penny Warrants	(300)
Balance as of June 30, 2025	$1,480

There have been no other changes in valuation techniques and related inputs. As of June 30, 2025 and December 31, 2024, there were no transfers between Level 1, Level 2, and Level 3.

5.
Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

(in thousands)	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,710	$—	$—	$2,710
Investments in securities	849	64,692	—	65,541
	$3,559	$64,692	$—	$68,251
Liabilities:
Warrant liability - public warrants	$454	$—	$—	$454
Warrant liability - private placement warrants	—	780	—	780
Warrant liability - Series A penny warrants	$—	$—	$1,780	$1,780
	$454	$780	$1,780	$3,014

(in thousands)	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$887	$—	$—	$887
Investments in securities	849	70,381	—	71,230
	$1,736	$70,381	$—	$72,117
Liabilities:
Warrant liability - public warrants	$1,555	$—	$—	$1,555
Warrant liability - private placement warrants	$—	$953	$—	$953
	$1,555	$953	$—	$2,508

The fair values of government money market funds have been measured on a recurring basis using Level 1 inputs, which are based on unadjusted quoted market prices within active markets. The investments in securities, including investments in fixed income securities, have been measured using quoted pricing on active markets for Level 1 investments and inputs based on alternative pricing sources and models utilizing observable market inputs for Level 2 investments.

The fair value of the Public Warrants is classified as Level 1 due to the use of an observable market quote in an active market. The fair value of the Private Placement Warrants is classified as Level 2 due to the use of an observable market quote for the Public Warrants, which are considered to be a similar asset in an active market. The warrant liability is calculated by multiplying the quoted market price of the Company’s Public Warrants by the total number of Public Warrants and Private Placement Warrants.

The Company’s Level 3 liability consists of the Series A Penny Warrants associated with the issuance of Series A Preferred Stock and Series B Preferred Stock. This liability has been classified as Level 3 due to the use of unobservable inputs within the valuation, namely volatility.

The fair value of the Series A Penny Warrant liability as of March 4, 2024 and December 31, 2024 was determined utilizing a Monte Carlo simulation valuation method, using the following inputs and assumptions:

$ in thousands, except for Stock price, Strike price, and share amounts	March 4, 2024
Warrant Shares	1,304,907
Aggregate Value Cap	$11,250
Stock price	$15.49
Strike price	$0.01
Term (in years)	5 years
Volatility	95.0%
Risk free rate	4.2%
Dividend Rate	—%

$ in thousands, except for Stock price, Strike price, and share amounts	December 31, 2024
Warrant Shares	1,274,742
Aggregate Value Cap	$11,250
Stock price	$3.15
Strike price	$0.01
Term (in years)	4.2 years
Volatility	100.0%
Risk free rate	4.3%
Dividend Rate	—%

The following table shows the change in the fair value of the Series A Penny Warrant liability for the year ended December 31, 2024

(in thousands)	Amount
Balance as of December 31, 2023	$—
Issuance of Series A Penny Warrants	3,747
Change in fair value of Penny Warrant liability	(1,967)
Balance as of December 31, 2024	$1,780

The following table shows the change in the fair value of the derivative liability associated with the Company's Bridge Notes for the year ended December 31, 2024 and December 31, 2023:

(in thousands)	Amount
Balance as of December 31, 2022	$971
Change in fair value of derivative liability	14,589
Derecognition of derivative liability	(15,560)
Balance as of December 31, 2023	—
Change in fair value of derivative liability	—
Derecognition of derivative liability	—
Balance as of December 31, 2024	$—

There have been no changes in valuation techniques and related inputs. As of December 31, 2024 and December 31, 2023, there were no transfers between Level 1, Level 2, and Level 3.